SCHEDULE OF VALUATION ASSUMPTIONS (Details) - $ / shares	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	0.23%	0.23%
Expected term (years)	2 years	2 years
Expected volatility	91.05%	91.05%
Expected dividends	0.00%	0.00%
Non-Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate			2.67%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		0.09%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		0.56%
Expected term (years)			3 years 6 months
Expected volatility			183.10%
Expected dividends		0.00%	0.00%
Weighted average grant-date fair value of stock options			$ 4.58
Non-Employee [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)		2 years 6 months
Expected volatility		106.80%
Weighted average grant-date fair value of stock options				$ 1.36
Non-Employee [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)		3 years 6 months
Expected volatility		120.90%
Weighted average grant-date fair value of stock options				$ 1.87